PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

7. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, comprise:

	At December 31,
	2014	2015
Buildings	$199,178,564	$218,144,388
Leasehold improvement	129,294	129,294
Plant and machinery	854,152,473	793,331,294
Motor vehicles	3,132,933	2,442,337
Office equipment	12,830,576	11,893,297
Power stations	43,799,858	36,737,149

	1,113,223,698	1,062,677,759
Less: Accumulated depreciation	372,874,618	441,165,827

	740,349,080	621,511,932
Construction in progress	9,948,464	8,950,138

Property, plant and equipment, net	$750,297,544	$630,462,070

Construction in progress represents new production facilities under construction in ReneSola Zhejiang, ReneSola Jiangsu, Sichuan Renesola and Sichuan Ruiyu.

The carrying amount of the power stations is $43.8 million and $36.7 million as of December 31, 2014 and 2015, respectively and was reclassified from project assets to property plant and equipment at the point it no longer met the held for sale criteria.

Depreciation expense for the years ended December 31, 2013, 2014 and 2015 was $112,894,150, $90,223,634, and $90,112,980, respectively.

During the third quarter of 2013, the Company concluded that it failed to achieve the cost reduction objectives of its ongoing technology improvement project, and as such the Company determined that it was no longer feasible to operate the Phase I facility without continuing to incur losses and recognized an impairment charge in its wafer segment accordingly. All production at the Sichuan Phase I facility was permanently ceased in October 2013. As a result, the Company recognized $194,694,559 impairment charge for the year ended December 31, 2013. The impairment charge was recognized as the amount by which the carrying amount exceeded the fair value of the idled assets. The fair value of the idled assets was estimated based on two market-based analyses, including an assessment that general machinery that could be sold in the market, based on second-hand market quotations and the specialized machines and associated facilities have scrap value associated with their metal components, net of dismantling cost, freights, and relevant taxes.